PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE

The following table summarizes the Notes activity during the years ended December 31, 2023 and 2022:

As of
December 31,2023
Convertible promissory notes, balance at December 31, 2021	1,309,111
Issuances	250,000
Conversions (not inclusive of accrued interest of $44,104)	(1,070,501)
Debt discount	-
Amortization of debt discount	1,081,160
Convertible promissory notes, balance at December 31, 2022	1,569,770
Issuances	-
Conversions	-
Debt discount	-
Amortization of debt discount	435,497
Convertible promissory notes, balance at December 31, 2023	2,005,267